long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions	6 Months Ended	12 Months Ended	36 Months Ended
	Jun. 30, 2024 USD ($) item	Dec. 31, 2024	Jan. 03, 2028	Dec. 31, 2023 USD ($)
Lease liabilities
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Weighted average interest rate	5.80%
TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities	$ 539			$ 492
Maximum aggregate amount of credit facility	$ 1,925			1,955
Number of financial ratio tests | item	2
Percentage of principal advance required to be repaid each year of the term of the agreement	5.00%
TELUS International (Cda) Inc. credit facility | Minimum
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Operating cash flow to debt service ratio	1.50
TELUS International (Cda) Inc. credit facility | Maximum
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Leverage ratio		3.75	3.25
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Amortizing amount, convertible	$ 419
Fixed interest rate	2.60%
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative | U.S. Dollars
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Derivative Exchange Rate	1.088
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative | European euro
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Derivative Exchange Rate	1.00
Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities	$ 539			492
Maximum aggregate amount of credit facility	$ 800			800
Weighted average interest rate	7.40%
Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility	$ 1,125			1,155
Other
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate	4.40%
Other lenders | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding	$ 1,286			1,358
Other lenders | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding	242			286
Other lenders | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding	1,044			1,072
TELUS Corporation | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding	100			105
TELUS Corporation | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding	19			22
Maximum aggregate amount of credit facility	$ 800
TELUS Corporation, share of lending, as a percent	7.20%
TELUS Corporation | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding	$ 81			$ 83
Maximum aggregate amount of credit facility	$ 1,200